Note 2 - Summary of significant accounting policies: Noncontrolling interests (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Noncontrolling interests

Noncontrolling interests

Noncontrolling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. The noncontrolling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Noncontrolling interests in the results of the Company are presented on the face of the consolidated statement of operations as an allocation of the total income or loss for the year between non-controlling interest holders and the shareholders of the Company.